Unit Based Compensation (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation expense				$ 62,249	$ 56,122	$ 72,613
Cash settled restricted unit-based compensation awards				$ 187,687	$ 150,281
Restricted Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	$ 1,600	$ 2,400	$ 2,100
Restricted units granted	321,318	601,368	102,834
Vesting period from grant date (in years)				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares				480,301	361,355	87,534
Common units, vested				255,370	76,637	48,488
Common units, value				$ 2,200	$ 2,000	$ 1,500
Equity based compensation and other, units				83,060	25,286	12,612
Payment to the grantees				$ 600	$ 200	$ 500
Unit-based compensation expense				900	1,900	$ 900
Cash settled restricted unit-based compensation awards				500	$ 1,100
Non-vested awards not yet recognized				$ 1,100
Expected weighted average period of non-vested awards not yet recognized (in years)				8 months 12 days
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in units)				56,950
Common units aggregate value, granted				$ 300